PROPERTY PLANT AND EQUIPMENT (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	R 1,497,600,000
Additions	126,100,000	R 116,300,000	R 100,000,000
Property plant and equipment ending	1,452,700,000	1,497,600,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	126,100,000	116,300,000
Disposals	(73,700,000)	6,700,000
Change in estimate of decommissioning asset	3,900,000	(34,400,000)
Transfers between classes of property, plant and equipment		0
Assets transferred from non-current assets held for sale		800,000
Transferred to inventory		(5,800,000)
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(168,000,000)	(179,800,000)
Disposals	66,800,000	6,700,000
Transfers between classes of property, plant and equipment		0
Machinery, equipment and transportation equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	82,500,000	37,600,000
Disposals	(56,300,000)	2,800,000
Change in estimate of decommissioning asset	(4,300,000)	27,000,000
Transfers between classes of property, plant and equipment		92,100,000
Assets transferred from non-current assets held for sale		0
Transferred to inventory		(5,800,000)
Machinery, equipment and transportation equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(104,300,000)	(108,700,000)
Disposals	49,700,000	2,800,000
Transfers between classes of property, plant and equipment		(56,200,000)
Mine property and development Member [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	40,200,000	65,300,000
Disposals	(17,400,000)	3,900,000
Change in estimate of decommissioning asset	11,700,000	(60,900,000)
Transfers between classes of property, plant and equipment		(81,700,000)
Assets transferred from non-current assets held for sale		800,000
Transferred to inventory		0
Mine property and development Member [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(63,700,000)	(71,100,000)
Disposals	17,100,000	3,900,000
Transfers between classes of property, plant and equipment		53,500,000
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3,400,000	13,400,000
Disposals	0	0
Change in estimate of decommissioning asset	(3,500,000)	(500,000)
Transfers between classes of property, plant and equipment		(10,400,000)
Assets transferred from non-current assets held for sale		0
Transferred to inventory		0
Exploration and evaluation assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0	0
Disposals	R 0	0
Transfers between classes of property, plant and equipment		R 2,700,000